Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2013	2012	2011
	(Dollars in Thousands)
Current
U.S.	$59,583	$40,375	$61,279
State	(1,530)	2,234	5,083
Foreign	3	33	15

Total current taxes	58,056	42,642	66,377

Deferred
U.S.	(1,692)	7,928	(2,296)
State	(125)	(5)	(3)

Total deferred taxes	(1,817)	7,923	(2,299)

Total income taxes	$56,239	$50,565	$64,078

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2013, 2012 and 2011 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2013	2012	2011
	(Dollars in Thousands)
Computed expected tax expense	$64,183	$55,634	$66,941
Change in taxes resulting from:
Tax-exempt interest income	(4,828)	(4,381)	(3,682)
State tax, net of federal income taxes and tax credit	(110)	1,446	3,302
Tax refunds	(966)	—	—
Other investment income	(2,656)	(2,691)	(3,083)
Other	616	557	600

Actual tax expense	$56,239	$50,565	$64,078

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are reflected below:

	2013	2012
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,365	$24,323
Other real estate owned	3,878	3,919
Impairment charges on available-for-sale securities	5,327	3,611
Accrued expenses	399	137
Net unrealized gains on available for sale investment securities	24,235	—
Other	4,816	5,549

Total deferred tax assets	64,020	37,539

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(20,729)	(21,529)
Net unrealized gains on available for sale investment securities	—	(36,156)
Identified intangible assets and goodwill	(18,051)	(18,133)
Other	(11,476)	(10,182)

Total deferred tax liabilities	(50,256)	(86,000)

Net deferred tax asset (liability)	$13,764	$(48,461)

        The net deferred tax asset (liability) of $13,764,000 at December 31, 2013 and $(48,461,000) at December 31, 2012 is included in other assets or liabilities, respectively in the consolidated statements of condition.